UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 04, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104      12985       145900   X                        145900
Anadarko Petroleum       Common    032511107       1533        23100   X                         23100
Apache Corp              Common    037411105      20290       404916   X                        404916
BP P.L.C.                Common    055622104       5186        90141   X                         90141
Burlington Resources     Common    122014103        726        17800   X                         17800
Canadian Natural Resour  Common    136385101      15358       385600   X                        385600
ChevronTexaco Corp       Common    166764100      48727       908414   X                        908414
Comstock Resources, Inc  Common    205768203       9098       434900   X                        434900
ConocoPhillips           Common    20825C104      35570       429329   X                        429329
Cooper Cameron Corp      Common    216640102       4837        88200   X                         88200
Denbury Res Inc          Common    249916208        462        18200   X                         18200
Devon Energy Corp        Common    25179M103      21273       299577   X                        299577
EOG Resources            Common    26875P101      11023       167400   X                        167400
Endeavour International  Common    29259G101        124        37500   X                         37500
Ensco International Inc  Common    26874Q100        353        10800   X                         10800
Exxon Mobil Corp         Common    30231G102     101157      2093049   X                       2093049
FMC Technologies Inc     Common    30249U101       9030       270350   X                        270350
GlobalSantaFe Corp       Common    G3930E101       4533       147900   X                        147900
Halliburton Co           Common    406216101      15123       448900   X                        448900
Kerr McGee Corp          Common    492386107      13722       239680   X                        239680
Nabors Industries Ltd    Common    G6359F103      14972       316200   X                        316200
Newfield Exploration Co  Common    651290108       9541       155800   X                        155800
Noble Corp               Common    G65422100       8963       199400   X                        199400
Noble Energy Inc         Common    655044105      10827       185900   X                        185900
Occidental Petroleum Co  Common    674599105       9508       170000   X                        170000
Pioneer Natural Resourc  Common    723787107      19114       554340   X                        554340
Pride International Inc  Common    74153Q102      16196       818400   X                        818400
Range Resouces Corp      Common    75281A109       4432       253400   X                        253400
Schlumberger LTD         Common    806857108      25729       382250   X                        382250
Spinnaker Exploration C  Common    84855W109       3830       109300   X                        109300
Talisman Energy, Inc     Common    87425E103       4429       171000   X                        171000
Unocal Corp              Common    915289102      17191       399800   X                        399800
Varco International Inc  Common    922122106      13820       515300   X                        515300
W H Energy Services      Common    92925E108       4708       226900   X                        226900
Whiting Petroleum Corpo  Common    966387102        699        23000   X                         23000
Willbros Group, Inc.     Common    969199108      15907      1066853   X                       1066853
Williams Companies       Common    969457100       3225       266550   X                        266550
XTO Energy Inc           Common    98385X106       1845        56800   X                         56800

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  516,049